Shareholder Report, Line Graph (Details) 195935_LoCorr Hedged Core Fund_Class I_TSR Annual {Class I} - USD ($)			12 Months Ended
	Dec. 31, 2024	Jul. 10, 2024	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 94,813	$ 100,000	$ 97,454
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 101,177	$ 100,000	$ 108,564